SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) Integer	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Nov. 30, 2023 USD ($)
Cash equivalents	$ 0		$ 0	$ 0
Non-controlling interest	0	$ 4,530	0	45,985
Stock based compensation expense	23,400	47,500	$ 496,664	694,328
Long lived assets description			long-lived assets located outside the United States consisted of a demonstration machine used in the Company’s water filtration process located in Mardin, Turkey, with a carrying value of $916,512 plus equipment for a Cl02 plant of $115,000 for a total of $1,031,512.
Advertising Expense	$ 0	16,554
Number of reportable segment | Integer	1
West Texas Resources Inc [Member]
Investments	$ 203,368		$ 203,368
Unrealized loss on investments			147,435
Bridge Loan	$ 25,000		$ 25,000
Simple interest rate	9.00%		9.00%
Interest income	$ 555	57	$ 1,479
DELTA [Member]
Bridge Loan			$ 190,000		$ 190,000	$ 190,000
Simple interest rate			6.00%		6.00%	6.00%
Interest income	$ 2,811	$ 2,811	$ 11,400	$ 10,425